Loans and Allowance for Loan Losses - Schedule of Details on Loans of Company (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	$ 1,696,425	$ 1,471,114
Net deferred loan fees	(6,606)	(5,035)
Total loans	1,689,819	1,466,079
Less: Allowance for loan losses	(22,731)	(22,900)	$ (22,572)
Loans, net	1,667,088	1,443,179
Agricultural [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,562	1,552
Residential 1-4 Family [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	376,872	349,631
Commercial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	704,807	625,623
Farmland [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	37,519	32,114
Construction [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	339,580	275,319
Second mortgages [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,166	7,551
Less: Allowance for loan losses	(112)	(106)	$ (61)
Equity line of credit [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	56,005	46,506
Mortgage loans on real estate [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,603,857	1,386,308
Multifamily [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	79,908	49,564
Commercial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	37,677	30,537
Consumer [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	44,274	43,467
Consumer [Member] | Personal [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	41,117	40,196
Consumer [Member] | Credit cards [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	3,157	3,271
Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	$ 9,055	$ 9,250